                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-4165
                                   ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:             09-30
                          ------------------------------------------------------

Date of reporting period:            06-30-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
JUNE 30, 2007
[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 83.4%

        $1,000,000  STRIPS - COUPON, 3.44%,
                    5/15/09                                        $    914,643
            59,000  TIGR, 3.77%, 5/15/09                                 53,718
         5,106,000  TR, 3.93%, 5/15/09                                4,648,916
        16,367,000  CATS, 4.98%, 8/15/09                             14,707,010
         1,440,000  Federal Judiciary, 3.52%, 8/15/09                 1,295,289
         1,000,000  STRIPS - COUPON, 3.47%,
                    8/15/09                                             903,234
           149,500  TIGR, 0.00%, 8/15/09                                 82,669
            13,000  TIGR, 0.00%, 8/15/09                                  7,189
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                     477,450
         1,417,000  CATS, 6.14%, 11/15/09                             1,257,903
         3,500,000  STRIPS - COUPON, 4.90%,
                    11/15/09                                          3,125,042
         3,500,000  STRIPS - PRINCIPAL, 4.49%,
                    11/15/09                                          3,119,984
        21,500,000  STRIPS - PRINCIPAL, 6.48%,
                    11/15/09                                         19,198,898
           715,000  REFCORP STRIPS - COUPON,
                    3.63%, 1/15/10                                      631,715
         2,500,000  STRIPS - COUPON, 4.47%,
                    2/15/10                                           2,206,208
         1,500,000  STRIPS - PRINCIPAL, 4.52%,
                    2/15/10                                           1,321,358
        26,500,000  STRIPS - PRINCIPAL, 4.52%,
                    2/15/10                                          23,343,982
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                    1,071,312
         7,787,000  STRIPS - COUPON, 4.87%,
                    5/15/10                                           6,784,689
           577,000  STRIPS - COUPON, 9.24%,
                    8/15/10                                             497,034
         4,000,000  STRIPS - PRINCIPAL, 4.19%,
                    8/15/10                                           3,440,404
         6,000,000  STRIPS - PRINCIPAL, 4.70%,
                    8/15/10                                           5,160,606
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                   2,671,069
         3,839,000  STRIPS - COUPON, 8.40%,
                    11/15/10                                          3,268,732
         3,500,000  STRIPS - PRINCIPAL, 4.64%,
                    11/15/10                                          2,984,996
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                   16,296,134
           507,000  Federal Judiciary, 4.38%, 2/15/11                   423,714
         1,310,000  STRIPS - COUPON, 9.36%,
                    2/15/11                                           1,102,564
        25,000,000  STRIPS - PRINCIPAL, 4.52%,
                    2/15/11                                          21,011,575
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                    1,544,900
         2,500,000  STRIPS - COUPON, 6.65%,
                    5/15/11                                           2,092,630
         7,138,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                    5,875,909
         1,715,000  STRIPS - COUPON, 9.30%,
                    8/15/11                                           1,408,898
        10,000,000  STRIPS - PRINCIPAL, 4.63%,
                    8/15/11                                           8,182,180
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                  23,924,227
         1,000,000  STRIPS - COUPON, 4.28%,
                    11/15/11                                            826,464
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          185,863,245
(Cost $184,364,660)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 17.6%

         5,000,000  FHLB, 4.76%, 10/19/09                             4,436,320
         3,555,000  FHLMC STRIPS - COUPON, 4.44%,
                    1/15/10                                           3,126,175
         3,244,000  FICO STRIPS - COUPON, 4.27%,
                    4/6/10                                            2,819,318
         4,460,000  FICO STRIPS - COUPON, 6.02%,
                    5/11/10                                           3,855,755
         2,805,000   FICO STRIPS - COUPON, 6.09%,
                    5/30/10                                           2,418,597
         3,750,000   FHLMC STRIPS - COUPON, 4.95%,
                    7/15/10                                           3,213,858
         1,231,000  FHLMC STRIPS - COUPON, 4.16%,
                    9/15/10                                           1,046,381
         2,000,000  FICO STRIPS - COUPON, 5.01%,
                    9/26/10                                           1,697,570
         2,800,000  FICO STRIPS - COUPON, 4.42%,
                    10/6/10                                           2,373,333
         7,000,000  FICO STRIPS - COUPON, 6.11%,
                    11/11/10                                          5,904,921
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                   2,012,195
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                   3,720,997

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         2,973,000  FICO STRIPS - COUPON, 4.77%,
                    12/6/10                                           2,499,324

TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    39,124,744
(Cost $38,826,877)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
         $ 392,000  FNMA Discount Notes, 4.80%,
                    7/2/07(2)                                           392,000
(Cost $391,948)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.2%                                225,379,989
(Cost $223,583,485)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.2)%                                (2,755,091)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 222,624,898
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts

(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $223,583,485
                                                         ===============
Gross tax appreciation of investments                      $  3,156,805
Gross tax depreciation of investments                        (1,360,301)
                                                         ---------------
Net tax appreciation (depreciation) of investments         $  1,796,504
                                                         ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
JUNE 30, 2007
[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 86.6%

           $51,000  Federal Judiciary, 4.94%,
                    2/15/14                                         $    36,316
         1,000,000  STRIPS - COUPON, 4.57%,
                    2/15/14                                             721,620
         1,404,000  REFCORP STRIPS - COUPON,
                    4.55%, 4/15/14                                      995,672
         1,000,000  STRIPS - COUPON, 4.55%,
                    5/15/14                                             711,351
           184,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                     127,010
         2,600,000  AID (Israel), 4.77%, 11/1/14                      1,781,647
         1,000,000  STRIPS - COUPON, 4.89%,
                    11/15/14                                            693,435
         2,500,000  STRIPS - PRINCIPAL, 4.85%,
                    11/15/14                                          1,732,340
        14,810,000  REFCORP STRIPS - COUPON,
                    6.72%, 1/15/15                                   10,062,995
         5,485,000  Federal Judiciary, 4.78%, 2/15/15                 3,687,428
         1,850,000  STRIPS - COUPON, 9.22%,
                    2/15/15                                           1,262,322
        11,000,000  STRIPS - PRINCIPAL, 4.72%,
                    2/15/15                                           7,500,119
        27,560,000  REFCORP STRIPS - COUPON,
                    8.09%, 4/15/15                                   18,457,235
           408,000  STRIPS - COUPON, 9.17%,
                    5/15/15                                             274,923
        28,469,000  REFCORP STRIPS - COUPON,
                    8.17%, 7/15/15                                   18,814,793
            21,000  Federal Judiciary, 5.22%, 8/15/15                    13,755
        11,703,000  STRIPS - COUPON, 7.94%,
                    8/15/15                                           7,787,574
        25,598,000  REFCORP STRIPS - COUPON,
                    8.23%, 10/15/15                                  16,676,150
        23,481,000  STRIPS - COUPON, 7.11%,
                    11/15/15                                         15,405,133
         9,000,000  STRIPS - PRINCIPAL, 4.82%,
                    11/15/15                                          5,899,797
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                    2,673,488
            10,000  Federal Judiciary, 5.42%, 2/15/16                     6,376
        15,000,000  STRIPS - COUPON, 7.11%,
                    2/15/16                                           9,726,075
         7,200,000  STRIPS - COUPON, 8.54%,
                    5/15/16                                           4,606,236
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                   17,561,482
         7,500,000  STRIPS - COUPON, 4.62%,
                    8/15/16                                           4,733,918
        28,742,000  REFCORP STRIPS - COUPON,
                    7.63%, 10/15/16                                  17,699,180
        17,000,000  STRIPS - COUPON, 4.80%,
                    11/15/16                                         10,566,707
         2,000,000  STRIPS - PRINCIPAL, 4.74%,
                    11/15/16                                          1,243,142
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          181,458,219
(Cost $160,064,420)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 13.4%

         3,570,000  FICO STRIPS - COUPON, 5.00%,
                    4/6/14                                            2,505,383
           150,000  TVA STRIPS - COUPON, 4.98%,
                    5/1/14                                              104,937
            96,000  FICO STRIPS - COUPON, 5.08%,
                    5/2/14                                               67,078
         3,821,000  FICO STRIPS - COUPON, 5.08%,
                    5/30/14                                           2,658,193
            22,000  FICO STRIPS - COUPON, 4.97%,
                    10/5/14                                              15,023
         5,000,000  FHLMC STRIPS - COUPON, 4.94%,
                    11/24/14                                          3,387,599
           180,000  FICO STRIPS - COUPON, 5.00%,
                    11/30/14                                            121,818
           136,000  FICO STRIPS - COUPON, 5.13%,
                    2/8/15                                               90,873
         7,681,000  FICO STRIPS - COUPON, 6.78%,
                    2/8/15                                            5,132,298
         3,038,000  FICO STRIPS - COUPON, 4.98%,
                    4/6/15                                            2,012,080
         1,017,000  FICO STRIPS - COUPON, 5.76%,
                    4/6/15                                              673,563
         3,750,000  FHLMC STRIPS - COUPON, 5.88%,
                    7/15/15                                           2,447,644
            52,000  FICO STRIPS - COUPON, 5.47%,
                    11/2/15                                              33,363
         2,000,000  FICO STRIPS - COUPON, 5.77%,
                    11/11/15                                          1,281,272
           190,000  FICO STRIPS - COUPON, 5.16%,
                    12/6/15                                             121,285
         5,125,000  FICO STRIPS - COUPON, 4.70%,
                    12/27/15                                          3,261,981
         1,500,000  FHLMC STRIPS - COUPON, 5.45%,
                    1/15/16                                             952,352

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         5,000,000  FICO STRIPS - COUPON, 6.42%,
                    6/6/16                                            3,106,585
                                                                 ---------------

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                  27,973,327
(Cost $24,299,050)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                209,431,546
(Cost $184,363,470)                                              ---------------

OTHER ASSETS AND LIABILITIES(2)                                         (69,078)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  209,362,468
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2)  Category is less than 0.05% of total net assets.

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $ 184,527,976
                                                          ===============
Gross tax appreciation of investments                      $  26,641,433
Gross tax depreciation of investments                         (1,737,863)
                                                          ---------------
Net tax appreciation (depreciation) of investments         $  24,903,570
                                                          ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
JUNE 30, 2007
[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 96.0%

       $18,000,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                                 $   9,744,138
           306,000  Federal Judiciary, 5.27%, 2/15/19                    164,568
         2,000,000  STRIPS - COUPON, 5.07%,
                    2/15/19                                            1,100,236
           258,000  REFCORP STRIPS - COUPON,
                    6.21%, 4/15/19                                       137,652
         1,000,000  STRIPS - COUPON, 5.26%,
                    5/15/19                                              541,208
           339,000  Federal Judiciary, 5.67%, 8/15/19                    176,678
         1,000,000  STRIPS - COUPON, 5.26%,
                    8/15/19                                              533,624
           630,000  REFCORP STRIPS - COUPON,
                    5.00%, 10/15/19                                      326,085
        15,500,000  STRIPS - COUPON, 5.06%,
                    11/15/19                                           8,145,049
        14,674,000  REFCORP STRIPS - COUPON,
                    8.53%, 1/15/20                                     7,488,406
        13,500,000  STRIPS - COUPON, 5.66%,
                    2/15/20                                            7,002,423
        27,299,000  REFCORP STRIPS - COUPON,
                    6.10%, 4/15/20                                    13,712,206
           396,000  AID (Israel), 5.91%, 5/15/20                         196,276
        10,188,000  STRIPS - COUPON, 6.51%,
                    5/15/20                                            5,196,634
         4,000,000  STRIPS - PRINCIPAL, 5.61%,
                    5/15/20                                            2,042,856
        37,918,000  REFCORP STRIPS - COUPON,
                    8.20%, 7/15/20                                    18,768,726
        32,144,000  REFCORP STRIPS - PRINCIPAL,
                    6.48%, 7/15/20                                    15,930,920
           115,000  Federal Judiciary, 6.19%, 8/15/20                     56,436
        20,135,000  STRIPS - COUPON, 5.93%,
                    8/15/20                                           10,136,905
         3,500,000  STRIPS - PRINCIPAL, 6.21%,
                    8/15/20                                            1,764,319
        33,091,000  REFCORP STRIPS - COUPON,
                    6.47%, 10/15/20                                   16,147,250
         3,000,000  REFCORP STRIPS - PRINCIPAL,
                    6.64%, 10/15/20                                    1,467,048
        14,907,000  STRIPS - COUPON, 8.23%,
                    11/15/20                                           7,397,733
        36,789,000  REFCORP STRIPS - COUPON,
                    7.17%, 1/15/21                                    17,704,302
        23,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.82%, 1/15/21                                    11,355,849
           110,000  Federal Judiciary, 5.75%, 2/15/21                     52,468
        21,000,000  STRIPS - COUPON, 5.54%,
                    2/15/21                                           10,285,800
        14,000,000  STRIPS - COUPON, 5.60%,
                    5/15/21                                            6,758,808
         2,000,000  STRIPS - PRINCIPAL, 5.85%,
                    5/15/21                                              968,156
         7,000,000  STRIPS - COUPON, 5.00%,
                    8/15/21                                            3,339,924
         2,000,000  STRIPS - COUPON, 5.30%,
                    11/15/21                                             940,526
        15,000,000  STRIPS - PRINCIPAL, 5.31%,
                    11/15/21                                           7,063,815
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS                                                      186,647,024
(Cost $165,212,006)                                               --------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 3.8%

           535,000  FICO STRIPS - COUPON, 5.81%,
                    4/5/19                                               283,233
            11,000  TVA STRIPS - COUPON, 5.66%,
                    5/1/19                                                 5,764
           708,000  FICO STRIPS - COUPON, 5.43%,
                     9/26/19                                             361,618
             9,000  TVA STRIPS - COUPON, 5.70%,
                    11/1/19                                                4,570
         6,250,000  FHLMC STRIPS - COUPON, 6.30%,
                    1/15/20                                            3,138,881
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      3,588,361
                                                                 ---------------

TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      7,382,427
(Cost $6,688,873)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%

         $ 243,000  FNMA Discount Notes, 4.80%,
                    7/2/07(2)                                            243,000
(Cost $242,968)                                                   --------------

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  194,272,451
(Cost $172,143,847)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      109,294
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 194,381,745
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                               $ 172,143,847
                                                            ===============
Gross tax appreciation of investments                        $   22,557,893
Gross tax depreciation of investments                             (429,289)
                                                            ---------------
Net tax appreciation (depreciation) of investments              $22,128,604
                                                            ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
JUNE 30, 2007
[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 88.3%

        $4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                $   1,902,706
        19,000,000  STRIPS - COUPON, 5.13%,
                    2/15/24                                           7,939,416
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                      629,466
        16,500,000  STRIPS - COUPON, 4.99%,
                    5/15/24                                           6,804,848
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                      368,673
        17,000,000  STRIPS - COUPON, 5.36%,
                    8/15/24                                           6,919,629
        13,184,000  REFCORP STRIPS - COUPON,
                    7.30%, 10/15/24                                   5,180,205
        21,800,000  STRIPS - COUPON, 5.19%,
                    11/15/24                                          8,757,692
         8,600,000  STRIPS - PRINCIPAL, 5.53%,
                    11/15/24                                          3,466,583
        24,097,000  REFCORP STRIPS - COUPON,
                    6.37%, 1/15/25                                    9,344,046
        56,000,000  STRIPS - COUPON, 5.04%,
                    2/15/25                                          22,203,439
        19,500,000  STRIPS - PRINCIPAL, 5.32%,
                    2/15/25                                           7,744,835
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                    8,806,822
        52,175,000  STRIPS - COUPON, 5.31%,
                    5/15/25                                          20,417,120
        52,792,000  REFCORP STRIPS - COUPON,
                    5.63%, 7/15/25                                   19,961,711
        14,764,000  STRIPS - COUPON, 5.36%,
                    8/15/25                                           5,712,177
        25,850,000  STRIPS - PRINCIPAL, 5.28%,
                    8/15/25                                          10,036,702
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                   8,772,451
        40,920,000  STRIPS - COUPON, 5.36%,
                    11/15/25                                         15,625,834
        34,380,000  REFCORP STRIPS - COUPON,
                    6.61%, 1/15/26                                   12,685,464
        51,299,000  STRIPS - COUPON, 5.11%,
                    2/15/26                                          19,369,323
         8,750,000  STRIPS - PRINCIPAL, 5.17%,
                    2/15/26                                           3,321,824
        57,941,000  REFCORP STRIPS - COUPON,
                    5.93%, 4/15/26                                   21,139,136
        44,991,000  STRIPS - COUPON, 4.98%,
                    5/15/26                                          16,797,705
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                   11,432,435
        40,600,000  STRIPS - COUPON, 5.09%,
                    8/15/26                                          14,933,857
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                   4,177,581
         5,000,000  STRIPS - COUPON, 5.75%,
                    11/15/26                                          1,822,115
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          276,273,795
(Cost $266,047,567)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 11.7%

         4,664,000  FNMA STRIPS - COUPON, 5.73%,
                    1/15/24                                           1,866,214
            10,000  FNMA STRIPS - COUPON, 6.14%,
                    4/8/24                                                3,902
         1,000,000  TVA STRIPS - COUPON, 6.58%,
                    5/1/24                                              392,322
            42,000  FHLMC STRIPS - COUPON, 5.45%,
                    9/15/24                                              16,187
        20,725,000  FNMA STRIPS - COUPON, 5.65%,
                    11/15/24                                          7,914,069
           247,000  FNMA STRIPS - COUPON, 5.30%,
                    1/15/25                                              93,453
         8,593,000  FHLMC STRIPS - COUPON, 5.18%,
                    3/15/25                                           3,221,267
         1,193,000  FHLMC STRIPS - COUPON, 5.42%,
                    3/15/25                                             447,195
         5,345,000  FNMA STRIPS - COUPON, 5.94%,
                    3/23/25                                           1,975,902
         1,838,000  FNMA STRIPS - COUPON, 5.11%,
                    5/15/25                                             682,672
           511,000  FHLMC STRIPS - COUPON, 5.29%,
                    9/15/25                                             186,653
           162,000  FHLMC STRIPS - COUPON, 5.29%,
                    9/15/25                                              59,174
         1,162,000  TVA STRIPS - COUPON, 6.08%,
                    11/1/25                                             419,702
         9,188,000  TVA STRIPS - PRINCIPAL, 5.70%,
                    11/1/25                                           3,335,703
        21,228,000  FNMA STRIPS - COUPON, 5.68%,
                    11/15/25                                          7,682,753
        10,000,000  FHLMC, 5.35%, 12/11/25                            3,606,580
           841,000  FNMA STRIPS - COUPON, 5.10%,
                    1/15/26                                             301,943

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        12,013,000  FHLMC STRIPS - COUPON,
                    5.71%, 3/15/26                                    4,278,490
                                                                 ---------------

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                  36,484,181
(Cost $36,377,845)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%

         $ 716,000  FNMA Discount Notes, 4.80%,
                    7/2/07(2)                                           716,000
 (Cost $715,905)                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.2%                                313,473,976
 (Cost $303,141,317)                                             ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (557,194)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $  312,916,782
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $304,991,315
                                                        ===============
Gross tax appreciation of investments                    $ 13,702,665
Gross tax depreciation of investments                      (5,220,004)
                                                        ---------------
Net tax appreciation (depreciation) of investments       $  8,482,661
                                                        ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    August 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    August 24, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 24, 2007